Shareholder Report, Average Annual Return (Details)	12 Months Ended	60 Months Ended	120 Months Ended
	Dec. 31, 2024	Dec. 31, 2024	Dec. 31, 2024
C000014207
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	13.18%	7.61%	7.70%
C000014209
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	17.63%	7.97%	7.65%
C000120937
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000171358
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000171359
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000075110
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	(0.59%)	(0.26%)	1.30%
C000033565
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014213
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	8.53%	8.75%	9.67%
C000014215
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	12.67%	9.10%	9.61%
C000014216
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014219
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	11.34%	9.78%	8.14%
C000034727
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	15.62%	10.19%	8.12%
C000081648
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014223
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	25.50%	14.89%	13.65%
C000014225
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	30.46%	15.28%	13.58%
C000048018
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000080478
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000014226
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	5.65%	7.09%	7.80%
C000014228
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	9.68%	7.45%	7.73%
C000014230
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000014229
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
C000142453
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R6
C000014231
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class A with Maximum Sales Charge
Average Annual Return, Percent	6.07%	6.36%	8.10%
C000014233
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class C
Average Annual Return, Percent	10.06%	6.71%	8.03%
C000070580
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class I
C000080479
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Class R
Without Sales Load [Member] | C000014207
Average Annual Return [Line Items]
Average Annual Return, Percent	19.46%	8.78%	8.28%
Without Sales Load [Member] | C000014209
Average Annual Return [Line Items]
Average Annual Return, Percent	18.63%	7.97%	7.65%
Without Sales Load [Member] | C000120937
Average Annual Return [Line Items]
Average Annual Return, Percent	19.74%	9.04%	8.56%
Without Sales Load [Member] | C000171358
Average Annual Return [Line Items]
Average Annual Return, Percent	19.16%	8.52%	8.06%
Without Sales Load [Member] | C000171359
Average Annual Return [Line Items]
Average Annual Return, Percent	19.79%	9.09%	8.60%
Without Sales Load [Member] | C000075110
Average Annual Return [Line Items]
Average Annual Return, Percent	2.77%	0.40%	1.64%
Without Sales Load [Member] | C000033565
Average Annual Return [Line Items]
Average Annual Return, Percent	2.90%	0.65%	1.89%
Without Sales Load [Member] | C000014213
Average Annual Return [Line Items]
Average Annual Return, Percent	14.51%	9.92%	10.27%
Without Sales Load [Member] | C000014215
Average Annual Return [Line Items]
Average Annual Return, Percent	13.67%	9.10%	9.61%
Without Sales Load [Member] | C000014216
Average Annual Return [Line Items]
Average Annual Return, Percent	14.82%	10.19%	10.54%
Without Sales Load [Member] | C000014219
Average Annual Return [Line Items]
Average Annual Return, Percent	17.51%	10.97%	8.72%
Without Sales Load [Member] | C000034727
Average Annual Return [Line Items]
Average Annual Return, Percent	16.62%	10.19%	8.12%
Without Sales Load [Member] | C000081648
Average Annual Return [Line Items]
Average Annual Return, Percent	17.77%	11.43%	9.10%
Without Sales Load [Member] | C000014223
Average Annual Return [Line Items]
Average Annual Return, Percent	32.46%	16.14%	14.26%
Without Sales Load [Member] | C000014225
Average Annual Return [Line Items]
Average Annual Return, Percent	31.46%	15.28%	13.58%
Without Sales Load [Member] | C000048018
Average Annual Return [Line Items]
Average Annual Return, Percent	32.76%	16.43%	14.54%
Without Sales Load [Member] | C000080478
Average Annual Return [Line Items]
Average Annual Return, Percent	32.10%	15.85%	13.97%
Without Sales Load [Member] | C000014226
Average Annual Return [Line Items]
Average Annual Return, Percent	11.49%	8.25%	8.38%
Without Sales Load [Member] | C000014228
Average Annual Return [Line Items]
Average Annual Return, Percent	10.68%	7.45%	7.73%
Without Sales Load [Member] | C000014230
Average Annual Return [Line Items]
Average Annual Return, Percent	11.79%	8.52%	8.65%
Without Sales Load [Member] | C000014229
Average Annual Return [Line Items]
Average Annual Return, Percent	11.20%	7.98%	8.11%
Without Sales Load [Member] | C000142453
Average Annual Return [Line Items]
Average Annual Return, Percent	11.85%	8.60%	8.73%
Without Sales Load [Member] | C000014231
Average Annual Return [Line Items]
Average Annual Return, Percent	11.93%	7.52%	8.68%
Without Sales Load [Member] | C000014233
Average Annual Return [Line Items]
Average Annual Return, Percent	11.06%	6.71%	8.03%
Without Sales Load [Member] | C000070580
Average Annual Return [Line Items]
Average Annual Return, Percent	12.23%	7.79%	8.96%
Without Sales Load [Member] | C000080479
Average Annual Return [Line Items]
Average Annual Return, Percent	11.61%	7.25%	8.41%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
EATON VANCE Index: Bloomberg U.S. Universal Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Universal Index
Average Annual Return, Percent	2.04%	0.06%	1.73%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	11.22%	12.51%	8.72%
EATON VANCE Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	11.22%	12.51%	8.72%
EATON VANCE Index: MSCI India Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	MSCI India Index
Average Annual Return, Percent	11.22%	12.51%	8.72%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: S&P 500® Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	25.02%	14.51%	13.09%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: Russell 3000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 3000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	23.81%	13.85%	12.53%
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	15.04%	8.66%	8.51%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	15.04%	8.66%	8.51%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	15.04%	8.66%	8.51%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	15.04%	8.66%	8.51%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: 60 S&P500 40 BBGUSAG
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Blended Index
Average Annual Return, Percent	15.04%	8.66%	8.51%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: Bloomberg U.S. Aggregate Bond Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg U.S. Aggregate Bond Index
Average Annual Return, Percent	1.25%	(0.33%)	1.35%
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return, Percent	17.61%	11.03%	10.60%
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return, Percent	17.61%	11.03%	10.60%
EATON VANCE Index: NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	NASDAQ US Broad Dividend Achievers™ Index
Average Annual Return, Percent	17.61%	11.03%	10.60%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.94%	16.76%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.94%	16.76%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.94%	16.76%
EATON VANCE Index: Russell 1000® Growth Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Growth Index
Average Annual Return, Percent	33.36%	18.94%	16.76%
EATON VANCE Index: Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.67%	8.48%
EATON VANCE Index: Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.67%	8.48%
EATON VANCE Index: Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.67%	8.48%
EATON VANCE Index: Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.67%	8.48%
EATON VANCE Index: Russell 1000 Value
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 1000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Value Index
Average Annual Return, Percent	14.37%	8.67%	8.48%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	7.81%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	7.81%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	7.81%
EATON VANCE Index: Russell 2000
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Russell 2000<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index
Average Annual Return, Percent	11.54%	7.40%	7.81%